Consolidated Balance Sheets (Parenthetical)	Aug. 31, 2020 $ / shares shares
Stockholders' Deficit
Common stock, shares par value | $ / shares	$ 0.001
Common stock, shares authorized	50,000,000
Common stock, shares issued	34,489,605
Common stock, shares outstanding	34,489,605